MONEY MARKET FUNDS | HSBC U.S. Government Money Market Fund
HSBC U.S. Government Money Market Fund
Investment Objective

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund	Class A Shares	Class B Shares	Class C Shares		Class D Shares	Class E Shares		Class I Shares	Class Y Shares
Management Fee	0.10%	0.10%	0.10%	[1]	0.10%	0.10%	[1]	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	[1]	none	none	[1]	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	[1]	0.25%	0.05%	[1]	none	none
Other Operating Expenses	0.18%	0.18%	0.18%	[1]	0.18%	0.08%	[1]	0.08%	0.18%
Total Other Expenses	0.58%	0.43%	0.43%	[1]	0.43%	0.13%	[1]	0.08%	0.18%
Total Annual Fund Operating Expenses	0.68%	1.28%	1.28%	[1]	0.53%	0.23%	[1]	0.18%	0.28%
[1]	During the Fund's prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	69	218	379	847
Class B Shares	530	606	702	1,228
Class C Shares	230	406	702	1,545
Class D Shares	54	170	296	665
Class E Shares	24	74	130	293
Class I Shares	18	58	101	230
Class Y Shares	29	90	157	356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	130	406	702	1,228
Class C Shares	130	406	702	1,545

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of (or deemed maturities of ) 397 days or less and repurchase agreements with respect to such obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

The Fund may invest in, among other things, obligations that are supported by the “full faith and credit’’ of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. Investors should note that interest rates are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Fund’s investments.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

•	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q4 2006	1.17%
Worst Quarter:	Q1 2011	0.00%

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average (“Lipper U.S. Government Average”). The total return of the Lipper U.S. Government Average does not include the effect of sales charges. As of December 31, 2013, the 7-day yields of the Fund’s Class A, Class B, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A Shares		0.01%	[1]	0.02%	[1]	1.36%	[1]	2.91%	[1]	May 03, 1990
Class B Shares		(3.99%)	[1]	0.02%	[1]	1.27%	[1]	1.74%	[1]	Sep. 11, 1998
Class C Shares		none	[1],[2]	none	[1],[2]	none	[1],[2]	1.39%	[1],[2]	Nov. 20, 2006
Class D Shares		0.01%	[1]	0.02%	[1]	1.44%	[1]	1.95%	[1]	Apr. 01, 1999
Class E Shares	[1][3]	none		none		none		none
Class I Shares		0.01%	[1],[2]	0.08%	[1],[2]	none	[1],[2]	1.35%	[1],[2]	Dec. 24, 2003
Class Y Shares		0.01%	[1]	0.04%	[1]	1.57%	[1]	2.58%	[1]	Jul. 01, 1996
Lipper U.S. Government Money Market Funds Average	[1]	0.01%		0.03%		1.37%		2.93%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class C and Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2013.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2013.
[4]	Since May 31, 1990.